Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 953,110	[1]	$ 956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	513,405		503,388		506,536	456,583	414,826
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	350,199		333,125		330,840	299,892	271,795
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	121,014		126,599		132,491	122,160	111,996
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,496		24,279		23,916	22,164	18,728
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,696		19,385		$ 19,289	$ 12,367	$ 12,307
Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	6,496		7,646
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	4,800
Financing Receivable, Recorded Investment, Nonaccrual Status	612
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	513,401		503,302
Financing Receivable, Recorded Investment, Nonaccrual Status	2,188		2,640
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	492,804		480,886
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	20,597		22,416
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	350,195		333,039
Financing Receivable, Recorded Investment, Nonaccrual Status	1,486		1,899
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	335,412		316,431
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	14,783		16,608
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	121,014		126,599
Financing Receivable, Recorded Investment, Nonaccrual Status	580		628
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	116,514		122,312
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	4,500		4,287
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,496		24,279
Financing Receivable, Recorded Investment, Nonaccrual Status	32		37
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,207		23,981
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	289		298
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,696		19,385
Financing Receivable, Recorded Investment, Nonaccrual Status	90		76
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	18,671		18,162
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	1,025		1,223
PCI Loans Carrying Value [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	5,009		12,835
PCI Loans Carrying Value [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	4		86					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	4		86
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.